UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund:  BlackRock California Municipal Income Trust (BFZ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 99.7%

California — 98.1%
County/City/Special District/School District — 27.0%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/19(a)	$8,425	$8,817,099
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Series A, 5.00%, 08/01/41	1,185	1,328,444
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 05/01/31	500	556,160
6.50%, 05/01/36	1,210	1,358,987
6.50%, 05/01/42	2,225	2,498,964
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(a)	2,000	2,063,820
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/38	4,815	5,564,696
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(a)	2,000	2,089,620
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,254,803
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/48	5,745	6,531,605
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A(a):
5.50%, 03/01/21	5,270	5,784,141
6.00%, 03/01/21	2,880	3,200,458
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 05/15/18(a)	20,000	20,026,000
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 08/01/33	2,500	2,597,900
Los Angeles California Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/40	8,000	8,266,640
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	3,035	3,140,315

Security	Par (000)	Value
County/City/Special District/School District (continued)
Mountain View-Whisman School District, GO, Election of 2012, Series A, 4.00%, 09/01/42	$1,000	$1,034,360
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 08/01/33	1,315	1,375,030
Pico Rivera Public Financing Authority, RB, 5.75%, 09/01/19(a)	2,000	2,102,800
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District, 5.00%, 10/01/41	8,000	9,137,040
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/32	3,375	3,781,991
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	3,060	3,394,458
San Marcos Schools Financing Authority, Refunding RB (AGM), 5.25%, 08/15/40	3,000	3,532,770
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 08/01/19(a)	4,000	4,210,720
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 08/01/21(a)	3,445	3,805,519
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,877,818
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 08/01/21(a)	4,960	5,431,448
Election of 2012, 5.50%, 08/01/39	2,500	2,861,275

		126,624,881
Education — 5.3%
California Educational Facilities Authority, Refunding RB, San Francisco University:
6.13%, 10/01/21(a)	3,075	3,487,142
6.13%, 10/01/36	3,205	3,620,977
California Municipal Finance Authority, RB, Emerson College, 5.75%, 01/01/22(a)	2,500	2,823,875
California Municipal Finance Authority, Refunding RB, Emerson College, Series B:
5.00%, 01/01/34	695	784,690
5.00%, 01/01/36	750	842,190
5.00%, 01/01/37	630	705,789

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
California Municipal Finance Authority, Refunding RB, Emerson College, Series B (continued):
5.00%, 01/01/42	$1,000	$1,111,640
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/33	5,640	6,519,163
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	4,250	4,862,723

		24,758,189
Health — 10.9%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(a)	4,975	5,252,406
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 09/01/19(a)	6,710	7,050,331
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,343,965
Sutter Health, Series B, 6.00%, 08/15/20(a)	6,015	6,568,200
California Health Facilities Financing Authority, Refunding RB, Series A(a):
Catholic Healthcare West, 6.00%, 07/01/19	5,550	5,817,121
Dignity Health, 6.00%, 07/01/19	4,520	4,737,548
California Statewide Communities Development Authority, Refunding RB, Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,376,320
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	7,000	7,839,160

		50,985,051
State — 11.1%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 08/15/45	2,500	2,753,750
State of California, GO, Refunding, Various Purpose, 5.00%, 09/01/35	10,115	11,636,195
State of California, GO, Various Purpose:
6.00%, 04/01/19(a)	4,245	4,406,989
6.00%, 04/01/38	7,755	8,044,417

Security	Par (000)	Value
State (continued)
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	$9,000	$9,388,260
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,653,089
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(a)	5,025	5,367,755
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	4,335	4,889,403

		52,139,858
Tobacco — 7.5%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	1,135	1,136,385
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	27,800	28,598,416
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, Series A-1, 5.38%, 06/01/38	2,000	2,003,820
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	2,500	2,507,200
5.13%, 06/01/46	885	886,513

		35,132,334
Transportation — 18.6%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	6,750	7,022,767
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT:
San Francisco International Airport, 5.00%, 05/01/41	5,170	5,729,704
5.00%, 05/01/42	6,805	7,614,863

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/46	$3,000	$3,320,370
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Sub-Series B, 5.00%, 05/15/34	3,425	3,830,452
Subordinate, Los Angeles International Airport, Series B, 5.00%, 05/15/41	4,000	4,449,640
Sub-Series A, 5.00%, 05/15/42	3,325	3,724,865
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A:
5.00%, 05/15/34	6,650	6,864,662
5.00%, 05/15/40	4,760	5,053,311
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	2,800	3,141,404
Series A, 5.00%, 03/01/37	1,500	1,680,465
Series A, 5.00%, 03/01/41	3,850	4,288,361
Series A-1, 5.75%, 03/01/34	3,875	4,212,512
Series A-1, 6.25%, 03/01/34	2,650	2,939,778
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	12,500	14,085,625
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 07/01/35	3,000	3,021,060
Senior Series B, 5.75%, 07/01/39	1,850	1,862,247
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	4,135	4,526,254

		87,368,340
Utilities — 17.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(a)	7,690	8,439,313
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 01/01/34	6,555	6,822,182
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 07/01/38	8,500	8,549,300

Security	Par (000)	Value
Utilities (continued)
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	$4,000	$4,346,360
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 06/01/19(a)	2,000	2,070,560
City of Petaluma California Wastewater, Refunding RB, 6.00%, 05/01/21(a)	5,625	6,285,094
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	1,750	1,988,332
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	5,000	5,458,200
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 09/01/31	4,320	4,755,413
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	2,425	2,687,070
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/45	6,000	6,906,360
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,234,700
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/44	3,000	3,491,610
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 07/01/38	6,000	6,833,520
Yorba Linda Water District, Refunding RB, Series A, 5.00%, 10/01/38	2,570	2,959,175

		82,827,189

Total Municipal Bonds in California		459,835,842

Multi-State — 0.4%
Housing — 0.4%
Centerline Equity Issuer Trust(b):
Series A-4-2, 6.00%, 05/15/19	1,000	1,039,690
Series B-3-2, 6.30%, 05/15/19	1,000	1,042,640

Total Municipal Bonds in Multi-State		2,082,330

Puerto Rico — 1.2%
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,910	2,839,113

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Puerto Rico (continued)
Tobacco (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$2,765	$2,644,197

Total Municipal Bonds in Puerto Rico		5,483,310

Total Municipal Bonds — 99.7% (Cost — $449,992,017)		467,401,482

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

County/City/Special District/School District — 24.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,620	12,895,644
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	5,000	5,172,675
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)(d)	12,902	13,862,166
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	20,131	21,180,755
Palomar Community College Distric, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	16,951,879
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	10,484	10,930,037
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 08/01/39	14,505	16,093,404
San Jose Unified School District, GO, Series C, 4.00%, 08/01/39	6,100	6,279,919
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	11,771,800

		115,138,279
Education — 13.5%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	11,791	13,344,093
University of California, RB:
Series AM, 5.25%, 05/15/44	5,000	5,675,925

Security	Par (000)	Value
Education (continued)
University of California, RB (continued):
Series O, 5.75%, 05/15/19(a)	$12,303	$12,799,163
University of California, Refunding RB:
Series AI, 5.00%, 05/15/38	14,225	15,775,855
Series I, 5.00%, 05/15/40	14,065	15,920,479

		63,515,515
Health — 6.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 08/15/52	9,695	10,516,444
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	18,960	20,546,763

		31,063,207
State — 4.9%
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	10,000	11,453,250
University of California, Refunding RB, Series AR, 5.00%, 05/15/41	10,165	11,574,851

		23,028,101
Transportation — 9.8%
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Sub-Series A, 5.00%, 05/15/42	22,710	25,246,058
Series D, 5.00%, 05/15/41	18,632	20,602,358

		45,848,416
Utilities — 8.8%
County of Orange California Water District, COP, Refunding, 5.00%, 08/15/19(a)	10,480	10,911,828
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(a):
5.00%, 05/01/18	1,670	1,670,000
5.00%, 05/01/18	8,370	8,370,000
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	6,412	7,217,000

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 05/15/19(a)	$12,460	$12,906,317

		41,075,145

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 68.1% (Cost — $315,954,886)		319,668,663

Security	Value

Total Investments — 167.8% (Cost — $765,946,903)	$787,070,145
Other Assets Less Liabilities — 1.3%	6,257,378
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.6)%	(153,085,954)
VMTP Shares at Liquidation Value — (36.5)%	(171,300,000)

Net Assets Applicable to Common Shares — 100.0%	$468,941,569

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire on August 1,2018 is $6,798,086.
•	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	252,116	(252,116)	—	$—	$9,493	$347	$(25)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock California Municipal Income Trust (BFZ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	95	06/20/18	$11,364	$52,760
Long U.S. Treasury Bond	83	06/20/18	11,939	(43,134)
5-Year U.S. Treasury Note	19	06/29/18	2,157	9,053

				$18,679

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

RB — Revenue Bonds

Fair Value Hierarchy as of Period End

•	Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock California Municipal Income Trust (BFZ)

As of April 30, 2018, the following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$787,070,145	$—	$787,070,145

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$61,813	$—	$—	$61,813
Liabilities:
Interest rate contracts	(43,134)	—	—	(43,134)

	$18,679	$—	$—	$18,679

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(152,480,870)	$—	$(152,480,870)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(323,780,870)	$—	$(323,780,870)

During the period ended April 30, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 18, 2018